LEASEHOLD LAND PAYMENTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	¥ 24,278,032,000			¥ 24,073,759,000
Transfer from fixed assets (Note 6)	(403,282,000)			(715,003,000)
Amortisation charges	1,662,460,000			1,518,970,000	¥ 1,411,742,000
Closing net book amount	23,617,138,000	$ 3,629,888		24,278,032,000	24,073,759,000
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	39,345,882,000			38,091,107,000
Closing net book amount	38,554,399,000			39,345,882,000	38,091,107,000
Accumulated amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(15,066,688,000)			(14,016,186,000)
Closing net book amount	(14,924,925,000)			(15,066,688,000)	(14,016,186,000)
Leasehold land payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	1,624,859,000			948,526,000
Transfer from fixed assets (Note 6)	(403,282,000)			(715,003,000)
Assets classified as held for sale	(2,183,000)
Amortisation charges	(45,680,000)			(38,670,000)
Closing net book amount	1,980,278,000			1,624,859,000	948,526,000
Leasehold land payments [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	1,989,085,000			1,274,082,000
Closing net book amount	2,388,326,000			1,989,085,000	1,274,082,000
Leasehold land payments [member] | Accumulated amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(364,226,000)			(325,556,000)
Closing net book amount	¥ (408,048,000)			¥ (364,226,000)	¥ (325,556,000)

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.